Submission	Jun. 24, 2025
Submission [Line Items]
Central Index Key	0001849380
Registrant Name	OneMedNet Corporation
Registration File Number	333-276130
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES